Company Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Company Premises and Equipment [Abstract]
Summary of Premises and Equipment
A summary of the cost and accumulated depreciation and amortization of Company premises and equipment as of December 31, 2014 and 2013 is as follows:

	Estimated
	Useful lives	2014	2013
		(Amounts in thousands)
Land		$820	$820
Building and improvements	12 years	4,947	4,091
Furniture and equipment	9.6 years	2,031	1,913
Total premises and equipment		7,798	6,824
Less: accumulated depreciation and amortization		(3,308)	(2,960)
Premises and equipment, net		$4,490	$3,864

Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2014, the required future minimum rental payments under these leases and other equipment operating leases are as follows:

Years Ending December 31,	(Amounts in thousands)

2015	140
2016	107
2017	31
Total minimum lease payments	$278